Loan Servicing	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text Block [Abstract]
Loan Servicing

NOTE 4—LOAN SERVICING

When mortgage and Small Business Administration (SBA) loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amount. Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal. The amortization of mortgage servicing rights is netted against loan servicing fee income.

The principal balances of mortgage and SBA loans serviced for others at March 31, 2018 and December 31, 2017 are as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Loans serviced for others:
Mortgage loans	$406,559	$384,437
SBA loans	$174,282	$175,919

Activity for servicing assets follows:

	Three Months Ended March 31, 2018		Three Months Ended March 31, 2017
(dollars in thousands)	Mortgage Loans	SBA Loans	Mortgage Loans	SBA Loans
Servicing assets:
Beginning of year	$1,540	$4,417	$1,002	$2,702
Additions	315	484	—	724
Disposals	(39)	(425)	—	—
Amortized to expense	(155)	(158)	(86)	(119)

End of period	$1,661	$4,318	$916	$3,307

The fair value of servicing assets for mortgage loans was $2,751,000 and $2,538,000 at March 31, 2018 and December 31, 2017, respectively. The fair value of servicing assets for SBA loans was $5,984,000 and $5,915,000 at March 31, 2018 and December 31, 2017, respectively.

Servicing fees net of servicing asset amortization totaled $(31,000) and $262,000 for the three months ended March 31, 2018 and 2017, respectively.

NOTE 6—LOAN SERVICING

Mortgage and SBA loans serviced for others are not reported as assets. The principal balances as of December 31 are as follows:

(dollars in thousands)	2017	2016
Loans serviced for others:
Mortgage loans	$384,437	$259,207
SBA loans	$175,919	$110,263

Activity for servicing assets follows:

	2017		2016		2015
(dollars in thousands)	Mortgage Loans	SBA Loans	Mortgage Loans	SBA Loans	Mortgage Loans	SBA Loans
Servicing assets:
Beginning of year	$1,002	$2,702	$298	$1,807	$—	$720
Additions	1,115	2,628	912	1,353	329	1,268
Disposals	(172)	(367)	—	—	—	—
Amortized to expense	(405)	(546)	(208)	(458)	(31)	(181)

End of period	$1,540	$4,417	$1,002	$2,702	$298	$1,807

The fair value of servicing assets for mortgage loans was $2,538,000 and $1,184,000 as of December 31, 2017 and 2016, respectively. Fair value at December 31, 2017 was determined using a discount rate of 12.50%, prepayment speeds ranging from 20.00% to 21.79%, depending on the stratification of the specific right, and a weighted-average default rate of 0.25%. Fair value at December 31, 2016 was determined using a discount rate of 12.50%, prepayment speeds ranging from 20.74% to 22.90%, depending on the stratification of the specific right, and a weighted-average default rate of 0.25%.

The fair value of servicing assets for SBA loans was $5,915,000 and $3,142,000 as of December 31, 2017 and 2016, respectively. Fair value at December 31, 2017 was determined using a discount rate of 8.50%, prepayment speeds ranging from 11.40% to 13.78%, depending on the stratification of the specific right, and a weighted-average default rate of 0.98%. Fair value at December 31, 2016 was determined using a discount rate of 8.50% and prepayment speeds ranging from 7.20% to 12.80%, depending on the stratification of the specific right.

Servicing fees net of servicing asset amortization totaled $722,000, $615,000, and $272,000 for the years ended December 31, 2017, 2016, and 2015, respectively.